General (Policies)	12 Months Ended
Dec. 31, 2015
Basis of Presentation

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The financial statements are presented for Successor and Predecessor periods, which relate to the accounting periods after and before April 1, 2014, respectively, the date of the closing of the Acquisition. For periods after April 1, 2014, the accompanying financial statements comprise the consolidated financial statements of the Company, which include the accounts of the Company and its subsidiary. Due to the Acquisition and the application of push-down accounting, different bases of accounting have been used to prepare the Predecessor and Successor financial statements. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods. The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

Consolidation

Consolidation

The accompanying consolidated financial statements of the Successor include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Cash

Cash

Cash includes cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business and other debt instruments with maturities of three months or less when purchased.

Investments

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”) residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). Fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows — Successor and Statement of Cash Flows — Predecessor.

The Company recognizes other-than-temporary impairments (“OTTI”) for securities classified as AFS in accordance with ASC 320,Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer’s ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security’s amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security’s fair value and the present value of its expected future cash flows is the noncredit loss. For corporate bonds, historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to- value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Commercial mortgage loans (“CMLs”) acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses (“ALLL”) representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy’s anniversary date.

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

Derivatives

As part of the Company’s overall risk management policy, the Company uses listed options and exchange traded futures to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivative financial instruments utilized by the Company during the year ended December 31, 2015 and in the period from April 1, 2014 through December 31, 2014 (the “Successor Period”) included index option contracts and futures contracts. Derivatives are carried in the Company’s Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option’s notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. Purchased put and call index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in net investment income. If the purchased option contract expires without being exercised, the premiums paid are reported as net investment income and the corresponding asset previously recorded is reversed. The change in the fair value of written option contracts is reported in Realized investment gains, net, with an adjustment to a corresponding liability. Written call index option contracts are cash settled upon exercise and the gain or loss on settlement is reported in Realized investment gains, net.

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities.

Investment Income and Realized Gains and Losses

Investment Income and Realized Gains and Losses

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company’s policy to cease to carry accrued interest on commercial mortgage loans that are over 90 days delinquent. The Company held no non-income producing investments as of December 31, 2015 or December 31, 2014.

Realized investment gains and losses net include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders' Benefits and Interest Credited

Recognition of Premium Revenues and Fees, and Related Policyholders’ Benefits and Interest Credited

Prior to April 1, 2014 or the periods prior to April 1, 2014 (the “Predecessor Periods”), the Company had reinsurance agreements whereby all premiums, fee income from policyholders and returns credited to policyholders, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Amounts reflected in the Statements of Operations and Comprehensive Income (Loss) are presented net of reinsurance.

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrender values on traditional life and death benefits are reflected in policyholder benefits.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. As of April 1, 2014, the Company has reinsurance agreements to transfer all the risk related to immediate annuities existing as of or prior to the Acquisition Date.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the policyholder account balance.

Return credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable life and variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

The Company incurs costs in connection with renewal insurance business. All acquisition-related costs, including commissions, as well as all indirect costs, are expensed as incurred and reported in Other expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014.

Reinsurance

Reinsurance

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets (Successor). However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

In the Predecessor periods, or the periods prior to April 1, 2014, the Company had reinsurance agreements whereby all insurance risks represented by premiums, fee income from policyholders, returns credited to policyholder account balances, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Additionally, investment income earned on the assets that supported policyholder account balances and future policy benefits and other policyholder funds were not included in the Company’s financial statements as those assets were owned and managed by ALIC and other reinsurers under the terms of the reinsurance agreements.

Value of Business Acquired ("VOBA")

Value of Business Acquired (“VOBA”)

For interest-sensitive life products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits (“EGP’s”) from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

Separate Accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statement of Operations and Comprehensive Income (Successor) or Statements of Operations and Comprehensive Income (Predecessor). Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives.

Future Policy Benefits and Other Policyholder Liabilities

Future Policy Benefits and Other Policyholder Liabilities

Policy liabilities are established for future policy benefits on certain annuity, life, and long term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statements of Operations and Comprehensive Income (Loss).

For ASC 944-20 products, benefit reserves are computed using the net level premium method for individual life, annuity and long-term care policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation that were prevalent at the time the reserve was initially established. Mortality, morbidity and lapse assumptions for all policies are based on the Company’s own experience and industry standards.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary. Such adjustments are reflected in current operations.

Future policy benefit reserves for fixed indexed annuity policies with returns linked to the performance of a specified market index are equal to the excess of the sum of the fair value of the embedded derivative and the host (or guaranteed) component over the policyholder account balance. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy’s life at a constant rate of interest.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Policyholders' Account Balances

Policyholders’ Account Balances

Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

Future policy benefits reserves for the portion of fixed indexed annuities earning a fixed rate of interest, and other deferred annuity products are computed under a retrospective deposit method and represent policyholders’ account balances before applicable surrender charges. The prior year amount of $1.9 billion has been reclassified from Future Policy Benefits and Other Policyholder Liabilities to Policyholders’ Account Balances to conform with the current year presentation.

The Company holds additional liabilities for guaranteed minimum income benefits (“GMIB”) associated with variable annuities, which are accounted for in accordance with ASC 944-20, Financial Services — Insurance Activities. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company’s GMIB, GMAB and GMWB reserves are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Income Taxes

Income Taxes — Successor

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date and a deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized. Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Other Long-Term Debt

Other Long-Term Debt

Effective April 1, 2014, and with Nebraska Department of Insurance (the “NE DOI” or the “Department of Insurance”) approval, Lancaster Re issued a variable funding Surplus Note (the “Surplus Note”) to its affiliate, Lanis, LLC. for $513 million and acquired from Lanis a Vehicle Note (the “Vehicle Note”) for $513 million. The Vehicle Note is held to support a portion of Lancaster Re’s reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. §44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $57.1 million and $38.6 million in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. Interest expense of $22.9 million and $15.7 million was recognized in the Successor Periods for the year ended December 31, 2015 and for the period from April 1, 2014 through December 31, 2014, respectively. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

Other Assets and Accrued Expenses and Other Liabilities

Other assets consist primarily of premiums due, intangible assets, the Vehicle Note and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with the current year financial statement presentation
Adoption of New Accounting Pronouncements

Adoption of New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item, but only if the amount reclassified is required under accounting principles generally accepted in the United States of America (“GAAP”) to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company’s results of operations or financial position.

Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis (“pushdown”) in the acquired entity’s separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer’s new basis in the acquired entity’s assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The Company has applied pushdown accounting as a result of the Acquisition in the Successor Period, as disclosed in Note 1.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. The adoption of this new guidance in 2015 did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued a comprehensive new revenue recognition standard effective for fiscal years beginning after December 15, 2016 and interim periods within those years and should be applied retrospectively. In August 2015, the FASB amended the guidance to defer the effective date by one year, effective for the fiscal years beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In February 2015, the FASB issued updated guidance regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on short-duration insurance contracts. The amendments in this new guidance are effective for annual periods beginning after December 15, 2015, and interim periods within annual periods beginning after December 15, 2016. The new guidance should be applied retrospectively by providing comparative disclosures for each period presented, except for those requirements that apply only to the current period. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability; (ii) methodologies and judgments in estimating claims; and (iii) the timing, and frequency of claims. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In May 2015, the FASB issued new guidance on fair value measurement effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years and which should be applied retrospectively to all periods presented. Earlier application is permitted. The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using NAV per share (or its equivalent) practical expedient. In addition, the amendments remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In April 2015, the FASB issued new guidance on accounting for fees paid in a cloud computing arrangement, effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption of the new guidance is permitted and an entity can elect to adopt the guidance either: (1) prospectively to all arrangements entered into or materially modified after the effective date; or (2) retrospectively. The new guidance provides that all software licenses included in cloud computing arrangements be accounted for consistent with other licenses of intangible assets. However, if a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract, the accounting for which did not change. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to: (i) the classification and measurement of certain equity investments; (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk; and (iii) certain disclosures associated with the fair value of financial instruments. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

Predecessor
Income Taxes

Income Taxes — Predecessor

The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.